Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Calculate Fair Value of Stock Based Compensation

The following assumptions were used for the Black-Scholes calculation of the fair value of stock-based compensation related to stock options granted during the periods presented:

	Three Months Ended October 31, 2022	Three Months Ended October 31, 2021
Expected term (years)	5.12 – 5.49 years	5.13 – 6.00 years
Risk-free interest rate	4.07 – 4.09%	0.69 – 0.92%
Volatility	89.96 – 91.75%	86.98 – 88.89%
Dividend yield	0%	0%

The following assumptions were used for the Black-Scholes calculation of the fair value of stock-based compensation related to stock options granted during the periods presented:

	Year Ended July 31, 2022	Year Ended July 31, 2021
Expected term (years)	5.00–6.50 years	5.00–6.50 years
Risk-free interest rate	0.69 – 2.99%	0.27 -1.13%
Volatility	86.98 – 91.70%	85.31 – 89.08%
Dividend yield	0%	0%

Summary of Stock Option Activity

The following is a summary of the Company’s 2011 Plan and non-Plan stock option activity for the three months ended October 31, 2022:

	Options	Weighted Average Exercise Price	Weighted - Average Remaining Contract (in years)	Aggregate Intrinsic Value ($000)
Outstanding - July 31, 2022	133,973	$57.42
Granted	2,273	$9.94
Forfeited/Cancelled	(6,985)	$133.46
Outstanding - October 31, 2022	129,261	$52.39	8.3	$-
Exercisable - October 31, 2022	104,238	$56.79	8.1	$-

The following is a summary of the Company’s 2011 Plan and non-Plan stock option activity for the year ended July 31, 2022:

	Options	Weighted Average Exercise Price	Weighted - Average Remaining Contract (in years)	Aggregate Intrinsic Value ($000)
Outstanding - July 31, 2021	141,438	$71.94
Granted	34,018	$19.80
Exercised	(5,909)	$34.32
Forfeited/Cancelled	(35,574)	$83.60
Outstanding - July 31, 2022	133,973	$57.42	8.6	$-
Exercisable - July 31, 2022	98,648	$64.02	8.3	$-

Summary of Restricted Stock Units

The following table summarize RSUs issued and outstanding:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested - July 31, 2022	2,710	$75.02
Vested	(690)	$76.62
Nonvested - October 31, 2022	2,020	$74.37

The following table summarize RSUs issued and outstanding:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested - July 31, 2021	20,125	$71.28
Vested	(3,774)	$74.80
Forfeited/Cancelled	(13,641)	$69.52
Nonvested - July 31, 2022	2,710	$75.02

Summary of Common Stock Reserved for Future Issuance

The following table summarizes all common stock reserved for future issuance at October 31, 2022:

Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	129,261
Common Stock reserved for restricted stock unit settlement	2,020
Common Stock authorized for future grant under the 2011 Plan	80,069
Common Stock reserved for warrant exercise	75,897
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	85,585
Common Stock reserved for future ESPP issuance	1,218
Total Common Stock reserved for future issuance	374,050

The following table summarizes all common stock reserved for future issuance at July 31, 2022:

Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	133,973
Common Stock reserved for restricted stock unit release	2,710
Common Stock authorized for future grant under the 2011 Plan	79,484
Common Stock reserved for warrant exercise	77,554
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	87,455
Common Stock reserved for future ESPP issuance	1,218
Total Common Stock reserved for future issuance	382,394